Cover	Aug. 19, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 19, 2024
Entity Registrant Name	Vestis Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41783
Entity Tax Identification Number	92-2573927
Entity Address, Address Line One	500 Colonial Center Parkway, Suite 140,
Entity Address, Address Line Two	500 Colonial Center Parkway, Suite 140,
Entity Address, City or Town	Roswell,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30076
City Area Code	470
Local Phone Number	226-3655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VSTS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001967649